UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 - 10/31/2008

Item 1 - Schedule of Investments

BlackRock Equity Dividend Fund
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                             Shares         Value
---------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 5.2%                        General Dynamics Corp.                    572,500   $    34,533,200
                                                  Northrop Grumman Corp.                    592,100        27,763,569
                                                  Raytheon Co.                            1,181,900        60,406,909
                                                  Rockwell Collins, Inc.                    220,800         8,220,384
                                                  United Technologies Corp.                 771,100        42,379,656
                                                                                                      ---------------
                                                                                                          173,303,718
---------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                                  The Coca-Cola Co.                         751,700        33,119,902
                                                  Diageo Plc                              2,696,700        41,152,991
                                                                                                      ---------------
                                                                                                           74,272,893
---------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                            The Bank of New York Mellon Corp.          61,568         2,007,117
                                                  Franklin Resources, Inc.                    3,300           224,400
                                                                                                      ---------------
                                                                                                            2,231,517
---------------------------------------------------------------------------------------------------------------------
Chemicals - 4.3%                                  Air Products & Chemicals, Inc.            264,500        15,375,385
                                                  The Dow Chemical Co.                      510,000        13,601,700
                                                  E.I. du Pont de Nemours & Co.           1,468,600        46,995,200
                                                  Olin Corp.                                902,100        16,382,136
                                                  Praxair, Inc.                             277,800        18,098,670
                                                  Rohm & Haas Co.                           473,900        33,338,865
                                                                                                      ---------------
                                                                                                          143,791,956
---------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.8%                           Bank of Montreal                          251,200         8,965,921
                                                  The Bank of Nova Scotia                 1,179,000        39,313,042
                                                  National Bank of Canada                   819,600        30,742,650
                                                  SunTrust Banks, Inc.                      103,400         4,150,476
                                                  The Toronto-Dominion Bank                 462,800        21,855,618
                                                  U.S. Bancorp                            1,560,700        46,524,467
                                                  Wells Fargo & Co.                       1,212,100        41,272,005
                                                                                                      ---------------
                                                                                                          192,824,179
---------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.2%                    Hewlett-Packard Co.                       944,300        36,147,804
                                                  International Business Machines Corp.     397,300        36,936,981
                                                                                                      ---------------
                                                                                                           73,084,785
---------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.1%                           American Express Co.                      102,000         2,805,000
---------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                     Temple-Inland, Inc.                       320,500         1,900,565
---------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -                  Bank of America Corp.                   2,533,312        61,230,151
6.1%                                              Citigroup, Inc.                         2,348,400        32,055,660
                                                  JPMorgan Chase & Co.                    2,649,300       109,283,625
                                                                                                      ---------------
                                                                                                          202,569,436
---------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                     AT&T Inc.                               2,615,925        70,028,312
Services - 4.8%                                   BCE, Inc.                                 165,773         4,809,075
                                                  Manitoba Telecom Services, Inc.           219,600         7,759,698
                                                  TELUS Corp. (Non-Voting Shares)           259,400         8,457,994
                                                  Verizon Communications, Inc.            1,962,300        58,221,441
                                                  Windstream Corp.                        1,448,842        10,880,803
                                                                                                      ---------------
                                                                                                          160,157,323
---------------------------------------------------------------------------------------------------------------------
Electric Utilities - 4.6%                         American Electric Power Co., Inc.         358,600        11,701,118
                                                  Duke Energy Corp.                       1,265,720        20,732,494
                                                  Exelon Corp.                              484,700        26,290,128

BlackRock Equity Dividend Fund
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                             Shares         Value
---------------------------------------------------------------------------------------------------------------------
                                                  FPL Group, Inc.                           492,800   $    23,279,872
                                                  FirstEnergy Corp.                         316,000        16,482,560
                                                  ITC Holdings Corp.                        199,500         8,095,710
                                                  Northeast Utilities, Inc.                 293,100         6,612,336
                                                  PPL Corp.                                 531,400        17,440,548
                                                  The Southern Co.                          716,400        24,601,176
                                                                                                      ---------------
                                                                                                          155,235,942
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%                       Emerson Electric Co.                        6,000           196,380
                                                  Rockwell Automation, Inc.                 233,500         6,460,945
                                                                                                      ---------------
                                                                                                            6,657,325
---------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.1%                Halliburton Co.                           840,500        16,633,495
                                                  Schlumberger Ltd.                         373,800        19,306,770
                                                                                                      ---------------
                                                                                                           35,940,265
---------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.3%                   Wal-Mart Stores, Inc.                     770,200        42,984,862
---------------------------------------------------------------------------------------------------------------------
Food Products - 3.6%                              General Mills, Inc.                       393,200        26,635,368
                                                  H.J. Heinz Co.                            584,500        25,612,790
                                                  Kraft Foods, Inc.                         931,203        27,135,255
                                                  Unilever NV (a)                         1,730,500        41,618,525
                                                                                                      ---------------
                                                                                                          121,001,938
---------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.9%                              AGL Resources, Inc.                       217,200         6,602,880
                                                  Equitable Resources, Inc.                 711,000        24,678,810
                                                                                                      ---------------
                                                                                                           31,281,690
---------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.5%              McDonald's Corp.                          787,550        45,622,771
                                                  Tim Hortons, Inc.                         137,600         3,463,392
                                                                                                      ---------------
                                                                                                           49,086,163
---------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                         Electrolux AB                             370,400         3,409,979
                                                  Newell Rubbermaid, Inc.                   771,200        10,604,000
                                                                                                      ---------------
                                                                                                           14,013,979
---------------------------------------------------------------------------------------------------------------------
Household Products - 3.9%                         Clorox Co.                                654,500        39,800,145
                                                  Kimberly-Clark Corp.                      522,900        32,048,541
                                                  The Procter & Gamble Co.                  918,000        59,247,720
                                                                                                      ---------------
                                                                                                          131,096,406
---------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.7%                   3M Co.                                    435,800        28,021,940
                                                  General Electric Co.                    3,247,250        63,353,847
                                                                                                      ---------------
                                                                                                           91,375,787
---------------------------------------------------------------------------------------------------------------------
Insurance - 3.8%                                  The Allstate Corp.                        653,000        17,232,670
                                                  Chubb Corp.                               695,400        36,035,628
                                                  Lincoln National Corp.                    743,000        12,809,320
                                                  Marsh & McLennan Cos., Inc.                80,900         2,371,988
                                                  The Travelers Cos., Inc.                1,383,994        58,888,945
                                                                                                      ---------------
                                                                                                          127,338,551
---------------------------------------------------------------------------------------------------------------------
Machinery - 1.9%                                  Caterpillar, Inc.                         719,300        27,455,681
                                                  Deere & Co.                               898,200        34,634,592
                                                                                                      ---------------
                                                                                                           62,090,273
---------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                     Eagle Bulk Shipping, Inc.                 634,300         6,323,971
---------------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                             Shares         Value
---------------------------------------------------------------------------------------------------------------------
Media - 0.4%                                      CBS Corp. Class B                         953,600   $     9,259,456
                                                  The McGraw-Hill Cos., Inc.                157,600         4,229,984
                                                                                                      ---------------
                                                                                                           13,489,440
---------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.0%                            Alumina Ltd.                            1,406,100         2,001,079
                                                  Aluminum Corp. of China Ltd. (a)          421,420         3,952,920
                                                  BHP Billiton Ltd.                       2,861,500        54,972,896
                                                  Barrick Gold Corp.                        437,000         9,992,301
                                                  BlueScope Steel Ltd.                    5,178,500        15,230,864
                                                  Rio Tinto Ltd.                            666,970        34,504,214
                                                  Southern Copper Corp.                     703,100        10,237,136
                                                  Teck Cominco Ltd. Class B                 250,500         2,493,985
                                                                                                      ---------------
                                                                                                          133,385,395
---------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.1%                            Consolidated Edison, Inc.                 227,800         9,868,296
                                                  DTE Energy Co.                            123,300         4,352,490
                                                  Dominion Resources, Inc.                  543,200        19,707,296
                                                  PG&E Corp.                                274,200        10,054,914
                                                  Public Service Enterprise Group, Inc.     360,400        10,145,260
                                                  Sempra Energy                             171,500         7,304,185
                                                  Wisconsin Energy Corp.                    171,800         7,473,300
                                                                                                      ---------------
                                                                                                           68,905,741
---------------------------------------------------------------------------------------------------------------------
Oil & Gas Drilling - 1.0%                         Diamond Offshore Drilling, Inc.           349,700        31,053,360
---------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 14.1%               BP Plc (a)                                602,400        29,939,280
                                                  Cameco Corp.                              848,500        13,889,409
                                                  Chevron Corp.                           1,174,638        87,627,995
                                                  ConocoPhillips                            698,800        36,351,576
                                                  Consol Energy, Inc.                       395,000        12,399,050
                                                  Enbridge, Inc.                            767,600        26,658,704
                                                  Exxon Mobil Corp.                       1,440,100       106,740,212
                                                  Marathon Oil Corp.                        932,800        27,144,480
                                                  Murphy Oil Corp.                          183,900         9,312,696
                                                  Occidental Petroleum Corp.                467,300        25,953,842
                                                  Peabody Energy Corp.                      367,200        12,672,072
                                                  Spectra Energy Corp.                      561,760        10,858,821
                                                  Total SA (a)                            1,289,900        71,512,056
                                                                                                      ---------------
                                                                                                          471,060,193
---------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.0%                    International Paper Co.                   348,700         6,004,614
                                                  MeadWestvaco Corp.                        729,000        10,227,870
                                                  Weyerhaeuser Co.                          416,900        15,933,918
                                                                                                      ---------------
                                                                                                           32,166,402
---------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                          Avon Products, Inc.                       611,500        15,183,545
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.7%                            Abbott Laboratories                       586,600        32,350,990
                                                  Bristol-Myers Squibb Co.                1,875,900        38,549,745
                                                  Johnson & Johnson                         531,900        32,626,746
                                                  Merck & Co., Inc.                         102,550         3,173,922
                                                  Pfizer, Inc.                            1,685,200        29,844,892
                                                  Wyeth                                     677,800        21,811,604
                                                                                                      ---------------
                                                                                                          158,357,899
---------------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments October 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                             Shares         Value
---------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                     Boston Properties, Inc.                   153,200   $    10,858,816
(REITs) - 0.7%                                    Kimco Realty Corp.                         86,800         1,959,944
                                                  Simon Property Group, Inc.                 36,850         2,470,056
                                                  Vornado Realty Trust                      137,000         9,665,350
                                                                                                      ---------------
                                                                                                           24,954,166
---------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.3%   Intel Corp.                               552,500         8,840,000
---------------------------------------------------------------------------------------------------------------------
Software - 0.4%                                   Microsoft Corp.                           544,100        12,149,753
---------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                           Limited Brands, Inc.                      369,700         4,429,006
---------------------------------------------------------------------------------------------------------------------
Tobacco - 1.8%                                    Altria Group, Inc.                        729,600        14,001,024
                                                  Philip Morris International, Inc.       1,062,100        46,169,487
                                                                                                      ---------------
                                                                                                           60,170,511
---------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.5%                            American Water Works Co, Inc.             789,600        16,013,088
---------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                        Vodafone Group Plc (a)                    797,800        15,373,606
Services - 0.5%
---------------------------------------------------------------------------------------------------------------------
                                                  Total Long-Term Investments
                                                  (Cost - $3,719,426,945) - 89.1%                       2,966,900,629
---------------------------------------------------------------------------------------------------------------------
                                                                                         Beneficial
                                                                                          Interest
                                                  Short-Term Securities                     (000)
---------------------------------------------------------------------------------------------------------------------
                                                  BlackRock Liquidity Series, LLC         $ 350,344       350,344,266
                                                  Cash Sweep Series, 4.60% (b)(c)
---------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities
                                                  (Cost - $350,344,266) - 10.5%                           350,344,266
---------------------------------------------------------------------------------------------------------------------
                                                  Total Investments
                                                  (Cost - $4,069,771,211*) - 99.6%                      3,317,244,895

                                                  Other Assets Less Liabilities - 0.4%                     11,772,246
                                                                                                      ---------------
                                                  Net Assets - 100.0%                                 $ 3,329,017,141
                                                                                                      ===============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 4,063,933,049
                                                                ===============
      Gross unrealized appreciation                             $    34,548,308
      Gross unrealized depreciation                                (781,236,462)
                                                                ---------------
      Net unrealized depreciation                               $  (746,688,154)
                                                                ===============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                   Net
                                                 Activity
      Affiliate                                   (000)                 Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                       $ (50,491)           $ 2,598,068
      --------------------------------------------------------------------------
(c)   Represents the current yield as of report date.

BlackRock Equity Dividend Fund
Schedule of Investments October 31, 2008 (Unaudited)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:
      --------------------------------------------------------------------------
           Valuation                                             Investments in
             Inputs                                                Securities
      --------------------------------------------------------------------------
            Level 1                                              $ 2,815,628,606
            Level 2                                                  501,616,289
            Level 3                                                           --
      --------------------------------------------------------------------------
      Total                                                      $ 3,317,244,895
                                                                 ===============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Equity Dividend Fund

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Equity Dividend Fund

Date: December 19, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Equity Dividend Fund

Date: December 19, 2008